Putnam
Premier
Income
Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-00

[SCALE LOGO OMITTED]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Fixed-income markets, particularly in the United States, experienced considerable volatility in the six months ended January 31, 2000. However, your fund's experienced management team, long-term investment approach, and diversified sector strategy helped stabilize it against the short-term changes in investor sentiment. Putnam's fixed-income investment approach is designed to add value by seeking incremental excess returns from multiple sources while employing strict risk control. This philosophy benefited the fund during the semiannual period.

Total return for 6 months ended 1/31/00

     Net asset value              Market price
------------------------------------------------------------------------
          1.13%                     -11.86%
------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.


* U.S. BOND MARKET CHARACTERIZED BY VOLATILITY

The fund's fiscal year began with a sharp increase in interest rates in the United States as investors became concerned that continued strength in the U.S. economy could lead to higher inflation. On August 6, the yield on the bellwether 30-year Treasury bond rose to 6.175%, its highest level since the beginning of 1998. The Federal Reserve Board subsequently raised short-term interest rates by a quarter of a percentage point on August 24. Given a heightened level of investor anxiety about future rate increases, liquidity in the market, and Y2K fears, the market experienced significant volatility during the latter half of 1999.



[GRAPHIC OMITTED: horizontal bar chart SECTOR ALLOCATION]

SECTOR ALLOCATION*

                              7/31/99            1/31/2000
U.S. investment
grade                          34.0%               23.6%

High yield                     45.0%               48.7%

Foreign
(ex-emerging)                  10.0%               10.1%

Emerging
markets                        11.0%               10.1%

Footnote reads:
*Based on net assets as of 1/31/00. Holdings will vary over time.


In the fourth quarter, market volatility and rising interest rates continued to hold back the performance of U.S. Treasury bonds, but the fund benefited from its strategy of investing in the spread sectors, which offer a yield advantage (or spread) over Treasuries. Spread sectors include high-grade corporate bonds, mortgage-backed securities, high-yield bonds, and emerging- markets debt. As the market looked beyond Y2K and recognized attractive valuations, the fund's spread sector holdings performed well through December, enhancing fund performance.

Throughout January, the bond market again experienced turbulence. The combination of stronger-than-expected growth in the fourth quarter and rising oil prices caused concerns about inflation to escalate. These events contributed to higher interest rates across the board by the end of January. On January 18, 2000, the yield on the 30-year Treasury bond reached a new two-and-a-half-year high of 6.75%. In addition, reports in January that the U.S. budget surplus could lead to a potential reduction in the supply of Treasuries contributed to further market volatility, specifically in the long end of the Treasury yield curve.

* FUND'S DIVERSITY HELPED IT WEATHER MARKET SWINGS

The fund's diverse range of holdings helped cushion it against these dramatic swings in the bond market. For example, the fund's emerging-markets holdings rallied throughout the period, with the market benchmark posting the highest returns of any sector, with a total return of 14.04%. Rising commodity prices, a strengthening euro, and global economic growth continued to strengthen many emerging economies. The fund's positions included holdings in Mexico, Brazil, and Bulgaria. While these holdings offer attractive yields, structural country-specific economic developments will warrant our close attention in the coming year.


[GRAPHIC OMITTED: TOP SECTOR HOLDINGS]

TOP SECTOR HOLDINGS*

Top three high-yield holdings

Midland Funding II Corp. deb. Ser. A, 11.75%, 2005

Midland Funding II Corp. deb. Ser. B, 13.25%, 2006

Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13.50%, 6/1/01), 2006 (Luxembourg)


Top three U.S. government holdings

U.S. Treasury Notes 6.00%, 8/15/09

U.S. Treasury Bonds 6.125%, 8/15/29

GNMA Pass-through certificates 7.00%, 12/15/22 to 5/15/28


Top three international holdings

Germany (Federal Republic of) bonds
Ser. 132, 4.125%, 2004

Sweden (Government of) bonds Ser. 1041, 6.75%, 2014

United Kingdom Treasury bonds
8.00%, 2000

Footnote reads:
* These holdings represented 17.8% of the fund's net assets as of 1/31/00. Holdings will vary over time.


In the developed global economy, including Continental Europe and the United Kingdom, economic growth has been accelerating, which has put pressure on interest rates. The euro declined relative to the dollar, but your fund's managers believe it is still fundamentally sound and should recover in the next 6 to 12 months.

Corporate and high-yield bonds have benefited from continued strength in the United States, and from the global economic recovery. Contained inflation, strong earnings, and reasonable valuations for these securities were all positive factors during the period.

The fund's high-yield holdings had a particularly healthy fourth quarter as a result of increasing profits, fading Y2K concerns, and an increase in merger and acquisition activity. In particular, the fund's telecommunications holdings were exceptionally strong as a result of technological advancements and surging demand, and holdings in the energy sector performed well as a result of rising oil prices. One negative trend during the period was an increase in corporate debt levels. This increased leverage could adversely affect bond ratings if the economy slows.

In the mortgage-backed area, commercial mortgage-backed securities (CMBSs) showed solid performance. Your fund's lead manager, David Waldman, and the rest of the management team believe these securities are attractive, given their reasonable valuations, structural characteristics, and strong real estate fundamentals. Moreover, the securities offer significant prepayment protection, which helps insulate them from changes in interest rates.

* OUTLOOK DEPENDENT ON ECONOMY AND INTEREST RATES

The outlook for bonds over the next 6 to 12 months will depend heavily upon what happens with inflation and the economy. The managers' current analysis suggests that the U.S. and global economies will continue to show solid but moderating growth in the coming year. They expect that yields will remain unchanged over the next six months as the market has already discounted further Fed interest rate increases.

One of the key factors will be inflation, which is beginning to show signs of increasing. The rise in oil prices and tight U.S. labor markets have become a concern, but strong productivity growth and global competition thus far have kept inflation at bay. A second factor is the Fed. The markets would probably react strongly to Fed interest-rate hikes (or any hint to that effect) that exceed current expectation levels.

* UPCOMING TRANSITION

This is my last letter to you and other Putnam Premier Income Trust shareholders. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the Board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands. I will become Chairman Emeritus, remain a shareholder, and stay in close touch with the funds.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
March 15, 2000


The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/00, there is no guarantee the fund will continue to hold these securities in the future. The lower credit rating of high-yield bonds reflect a greater possibility that adverse changes in the economy or poor performance by the issuers of these bonds may affect the issuer's ability to pay principal and interest. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. While U.S. government backing of individual securities does not insure principal, which will fluctuate, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal. This fund includes investments in mortgage-backed securities, which are subject to prepayment risk.

Please see page 44 for information about recent changes in the fund's investment policy.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Premier Income Trust is designed for investors seeking a high level of current income consistent with preservation of capital.


TOTAL RETURN FOR PERIODS ENDED 1/31/00

                                                 Market
                                      NAV        price
----------------------------------------------------------------------------
6 months                             1.13%      -11.86%
----------------------------------------------------------------------------
1 year                               0.45       -20.17
----------------------------------------------------------------------------
5 years                             43.77        31.35
Annual average                       7.53         5.60
----------------------------------------------------------------------------
10 years                           134.28       101.97
Annual average                       8.89         7.28
----------------------------------------------------------------------------
Life of fund                       163.35       101.31
(since 2/29/88)
Annual average                       8.46         6.05
----------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/00

                               Salomon Bros.
                  Lehman Bros.   Non-U.S.      First Boston     Consumer
                  Government    World Govt.     High Yield       price
                  Bond Index    Bond Index        Index          index
-----------------------------------------------------------------------------
6 months             0.31%       -2.14%            0.00%         1.44%
-----------------------------------------------------------------------------
1 year              -2.67        -6.46             1.91          2.67
-----------------------------------------------------------------------------
5 years             40.71        26.43            52.18         12.28
Annual average       7.07         4.80             8.76          2.34
-----------------------------------------------------------------------------
10 years           108.99       124.01           194.66         32.73
Annual average       7.65         8.40            11.41          2.87
-----------------------------------------------------------------------------
Life of fund       141.35       125.47           204.82         45.78
(since 2/29/88)
Annual average       7.67         7.06             9.80          3.21
-----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest in an index.



PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 1/31/00

----------------------------------------------------------------------------
Distributions (number)                 6
----------------------------------------------------------------------------
Income                              $0.353
----------------------------------------------------------------------------
Capital gains                          --
----------------------------------------------------------------------------
 Total                              $0.353
----------------------------------------------------------------------------
Share value                           NAV          Market price
----------------------------------------------------------------------------
7/31/99                             $7.62            $7.188
----------------------------------------------------------------------------
1/31/00                              7.35             6.000
----------------------------------------------------------------------------
Current return
----------------------------------------------------------------------------
Current dividend rate1               8.65%            10.60%
----------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.


TOTAL RETURN FOR PERIODS ENDED 12/31/99 (most recent calendar quarter)

                                                Market
                                    NAV          price
-----------------------------------------------------------------------------
6 months                           1.64%        -17.49%
-----------------------------------------------------------------------------
1 year                             2.04         -18.84
-----------------------------------------------------------------------------
5 years                           46.17          37.34
Annual average                     7.89           6.55
-----------------------------------------------------------------------------
10 years                         131.07         104.63
Annual average                     8.74           7.42
-----------------------------------------------------------------------------
Life of fund                     165.74         101.58
(since 2/29/88)
Annual average                     8.60           6.10
-----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


Comparative benchmarks

First Boston High Yield Index* is an unmanaged list of lower-rated higher-yield U.S. corporate bonds.

Lehman Brothers Government Bond Index* is an unmanaged list of U.S. government and mortgage-backed securities.

Salomon Brothers Non-U.S. World Government Bond Index* is an unmanaged list of bonds issued by 10 countries.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


Welcome to www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's
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The site can be accessed through any of the major online services (America
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New features will be added to the site regularly. So be sure to bookmark us at

http://www.putnaminv.com


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.





The fund's portfolio
January 31, 2000 (Unaudited)

CORPORATE BONDS AND NOTES (47.6%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
Advertising (0.3%)
--------------------------------------------------------------------------------------------------------------------------
     $    2,500,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                      $    2,581,250

Aerospace and Defense (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,745,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                               1,483,250
            650,000  Argo-Tech Corp. company guaranty Ser. D, 8 5/8s, 2007                                         546,000
          1,280,000  Aviation Sales Co. company guaranty 8 1/8s, 2008                                              960,000
          1,910,000  BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                              1,766,750
            730,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                            622,325
            325,000  K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                                      311,188
                                                                                                            --------------
                                                                                                                 5,689,513

Agriculture (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          3,234,062  Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (PIK)                                 2,942,996

Airlines (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,390,000  Airbus Industries 144A 12.266s, 2020                                                        1,438,706
            780,000  Calair LLC 144A company guaranty 8 1/8s, 2008                                                 718,575
            215,000  Canadian Airlines Corp. sr. notes 12 1/4s, 2006 (Canada)                                      129,000
          1,340,000  Canadian Airlines Corp. secd. notes 10s, 2005 (Canada)                                      1,098,800
            695,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                                            444,800
            480,000  Trans World Airlines, Inc. sr. notes 11 3/8s, 2006                                            192,000
          4,190,000  United Pan-Europe N.V. 144A sr. disc. notes stepped-coupon
                       zero % (13 3/4s, 2/1/05), 2010 (Netherlands) (STP)                                        2,220,700
          4,090,000  United Pan-Europe N.V. sr. disc. notes stepped-coupon
                       zero % (12.5s, 8/1/04), 2009 (Netherlands) (STP)                                          2,229,050
          1,270,000  United Pan-Europe N.V. sr. notes Ser. B, 10 7/8s, 2009                                      1,241,425
                                                                                                            --------------
                                                                                                                 9,713,056

Apparel (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,995,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                               2,019,938
            635,000  William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                                  593,725
            645,000  William Carter Holdings Co. sr. sub. notes Ser. A, 10 3/8s, 2006                              593,400
                                                                                                            --------------
                                                                                                                 3,207,063

Automotive Parts (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            440,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                         440,000
            949,000  Aftermarket Technology Corp. sr. sub. notes Ser. D, 12s, 2004                                 949,000
          1,260,000  Dura Operating Corp. company guaranty Ser. B, 9s, 2009                                      1,171,800
            570,000  Federal Mogul Corp. notes 7 3/8s, 2006                                                        512,396
          1,520,000  Hayes Lemmerz International, Inc. company guaranty Ser. B,
                       8 1/4s, 2008                                                                              1,345,200
          1,355,000  Lear Corp. sub. notes 9 1/2s, 2006                                                          1,351,613
          1,420,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                      1,420,000
          2,140,000  Navistar International Corp. sr. notes Ser. B, 8s, 2008                                     1,968,800
            740,000  Safety Components International, Inc. sr. sub. notes Ser. B,
                       10 1/8s, 2007                                                                               236,800
            220,000  San Luis Corp SA sr. notes 8 7/8s, 2008 (Mexico)                                              194,700
            670,000  Transportation Manufacturing Operations, Inc. company
                       guaranty 11 1/4s, 2009                                                                      673,350
                                                                                                            --------------
                                                                                                                10,263,659

Banks (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,140,000  Bangko Sentral NG Pilipinas bonds 8.6s, 2027 (Philippines)                                    923,400
          1,245,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                                  834,150
            110,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                        105,654
            165,000  North Fork Capital Trust I company guaranty 8.7s, 2026                                        150,185
            350,000  Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                          227,500
            725,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                                    677,875
          1,865,000  Peoples Heritage Capital Trust company guaranty Ser. B,
                       9.06s, 2027                                                                               1,735,700
            715,000  Provident Capital Trust company guaranty 8.6s, 2026                                           653,725
            410,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                                   356,138
          1,090,000  Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                             1,106,350
            585,000  Sovereign Capital Trust company guaranty 9s, 2027                                             425,640
            555,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                                515,101
                                                                                                            --------------
                                                                                                                 7,711,418

Basic Industrial Products (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,740,000  Blount Inc. 144A sr. sub. notes 13s, 2009                                                   1,837,875
          1,272,500  Blount Inc. bank term loan FRN 9.375s, 9/1/06                                               1,280,453
            350,000  Koppers Industries, Inc. 144A company guaranty 9 7/8s, 2007                                   323,750
            560,000  Paragon Corp. Holdings, Inc. company guaranty Ser. B,
                       9 5/8s, 2008                                                                                190,400
            575,000  Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                                      520,375
                                                                                                            --------------
                                                                                                                 4,152,853

Broadcasting (3.1%)
--------------------------------------------------------------------------------------------------------------------------
          2,280,000  Allbritton Communications Co. sr. sub. notes Ser. B, 8 7/8s, 2008                           2,148,900
            910,000  AMFM Operating, Inc. deb. 12 5/8s, 2006 (PIK)                                               1,032,850
          2,050,000  Benedek Communications Corp. sr. disc. notes stepped-coupon
                       zero % (13 1/4s, 5/15/01), 2006 (STP)                                                     1,809,125
          1,920,000  Capstar Broadcasting sr. disc. notes stepped-coupon zero %
                       (12 3/4s, 2/1/02), 2009 (STP)                                                             1,689,600
          1,331,200  Capstar Broadcasting sub. deb. 12s, 2009 (PIK)                                              1,504,256
            800,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                              812,000
            420,000  Central European Media Enterprises Ltd. sr. notes 9 3/8s, 2004
                       (Bermuda)                                                                                   168,000
          2,990,000  Chancellor Media Corp. company guaranty 8s, 2008                                            2,975,050
            809,390  Citadel Broadcasting, Inc. sr. sub. notes 10 1/4s, 2007                                       825,578
            850,000  Citadel Broadcasting, Inc. company guaranty 9 1/4s, 2008                                      811,750
          3,065,000  Comcast UK Cable Ltd. deb. stepped-coupon zero %
                       (11.2s, 11/15/00), 2007 (Bermuda) (STP)                                                   2,927,075
          2,630,000  Echostar DBS Corp. sr. notes 9 3/8s, 2009                                                   2,590,550
          1,580,000  Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                           1,445,700
          1,710,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                             1,735,650
            900,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                        850,500
          1,050,000  Lenfest Communications, Inc. sr. sub. notes 8 1/4s, 2008                                    1,051,879
            450,000  Paxson Communications Corp. 144A sr. sub. notes
                       11 5/8s, 2002                                                                               465,750
          4,096,000  PHI Holdings, Inc. sr. sub. notes 16s, 2001                                                 3,471,360
          1,010,000  Radio One, Inc. company guaranty stepped-coupon Ser. B,
                       7s, (12s, 5/15/00), 2004 (STP)                                                            1,080,700
            320,000  Sinclair Broadcast Group, Inc. sr. sub. notes 8 3/4s, 2007                                    284,800
            460,000  Spanish Broadcasting Systems sr. sub notes 9 5/8s, 2009                                       448,500
          1,570,000  TV Azteca S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)                                     1,373,750
            500,000  TV Azteca S.A. de C.V. sr. notes Ser. A, 10 1/8s, 2004 (Mexico)                               446,250
                                                                                                            --------------
                                                                                                                31,949,573

Building and Construction (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            490,000  American Architectural Products Corp. company guaranty
                       11 3/4s, 2007                                                                               147,000
            390,000  Atrium Companies, Inc. company guaranty Ser. B, 10 1/2s, 2009                                 374,400
            940,000  Building Materials Corp. company guaranty 8s, 2008                                            834,250
            555,000  Cia Latino Americana 144A company guaranty 11 5/8s, 2004
                       (Argentina)                                                                                 360,750
          2,070,000  D.R. Horton, Inc. company guaranty 8s, 2009                                                 1,873,350
          1,165,000  GS Superhighway Holdings sr. notes 10 1/4s, 2007 (China)                                      798,025
            665,000  GS Superhighway Holdings sr. notes 9 7/8s, 2004 (China)                                       468,825
            460,000  Jackson Products, Inc. company guaranty Ser. B, 9 1/2s, 2005                                  425,500
            690,000  NCI Building Systems, Inc. sr. sub. notes Ser. B, 9 1/4s, 2009                                657,225
            910,000  Toll Corp. company guaranty 8 1/8s, 2009                                                      828,100
                                                                                                            --------------
                                                                                                                 6,767,425

Business Equipment and Services (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            300,000  Iron Mountain, Inc. med. term notes company guaranty
                       10 1/8s, 2006                                                                               304,500
          1,275,000  Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                           1,182,563
          2,400,000  Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011                                             2,124,000
          1,230,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                                1,168,500
          1,500,000  Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                             1,597,500
          1,155,000  U.S. Office Products Co. company guaranty 9 3/4s, 2008                                        606,375
            639,000  United Stationer Supply, Inc. sr. sub. notes 12 3/4s, 2005                                    685,328
                                                                                                            --------------
                                                                                                                 7,668,766

Cable Television (1.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,310,000  21st Century Telecom Group, Inc. sr. disc. notes
                       stepped-coupon zero % (12 1/4s, 2/15/03), 2008 (STP)                                        894,075
          1,570,000  Acme Television sr. disc. notes stepped-coupon zero %
                       (10 7/8s, 9/30/00), 2004 (STP)                                                            1,428,700
            560,000  Adelphia Communications Corp. sr. notes Ser. B, 8 3/8s, 2008                                  506,800
            890,000  Adelphia Communications Corp. sr. notes 7 7/8s, 2009                                          772,075
            860,000  Century Communications Corp. sr. notes 8 7/8s, 2007                                           804,100
          2,640,000  Charter Communications Holdings LLC sr. notes 8 5/8s, 2009                                  2,428,800
             25,000  CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2023                                                  26,063
          1,680,000  CSC Holdings, Inc. sr. notes Ser. B, 8 1/8s, 2009                                           1,680,000
            360,000  CSC Holdings, Inc. deb. 7 7/8s, 2018                                                          345,330
          1,920,000  CSC Holdings, Inc. sr. notes 7 1/4s, 2008                                                   1,799,808
          2,795,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                       (United Kingdom) (STP)                                                                    2,222,025
            995,000  Grupo Televisa S.A. de C.V. sr. disc. notes stepped-coupon
                       zero % (13 1/4s, 5/15/01), 2008 (Mexico) (STP)                                              915,400
            350,000  Jones Intercable, Inc. sr. notes 9 5/8s, 2002                                                 361,393
          1,019,000  Lamar Media Corp. company guaranty 9 5/8s, 2006                                             1,049,570
          2,500,000  Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                               2,450,000
            950,000  Lamar Media Corp. company guaranty 8 5/8s, 2007                                               931,000
            830,000  RBS Participacoes S.A. 144A company guaranty 11s, 2007
                       (Brazil)                                                                                    688,900
            290,000  Rogers Cablesystems Ltd. sr. notes Ser. B, 10s, 2005 (Canada)                                 303,050
            930,000  Supercanal Holdings S.A. 144A sr. notes 11 1/2s, 2005
                       (Argentina)                                                                                 511,500
                                                                                                            --------------
                                                                                                                20,118,589

Cellular Communications (1.6%)
--------------------------------------------------------------------------------------------------------------------------
          2,400,000  Celcaribe S.A. sr. notes stepped-coupon zero %
                       (13 1/2s, 3/15/04), 2004 (Colombia) (STP)                                                 2,028,000
          4,132,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                       zero % (14s, 10/1/02), 2007 (STP)                                                           516,500
          3,160,000  McCaw International Ltd sr. disc. notes stepped coupon
                       zero % (13s, 4/15/02), 2007 (STP)                                                         2,291,000
          4,650,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                       (Luxembourg) (STP)                                                                        4,022,250
            350,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/8s, 4/15/03), 2008 (STP)                                                       218,750
            250,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (9 3/4s, 10/31/02), 2007 (STP)                                                       176,875
          2,010,000  NEXTEL Communications, Inc. sr. notes 12s, 2008                                             2,211,000
          3,080,000  NEXTEL Communications, Inc. 144A sr. notes 9 3/8s, 2009                                     2,956,800
          1,110,000  Price Communications Wireless, Inc. 144A sr. notes
                       9 1/8s, 2006                                                                              1,112,775
          1,840,000  US Unwired, Inc. sr. disc. notes stepped-coupon zero %
                       (13 3/8s, 11/1/04), 2009 (STP)                                                            1,058,000
                                                                                                            --------------
                                                                                                                16,591,950

Chemicals (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            740,000  Geo Specialty Chemicals, Inc. sr. sub. notes 10 1/8s, 2008                                    677,100
          1,060,000  Georgia Gulf Corp. 144A sr. sub. notes 10 3/8s, 2007                                        1,091,800
            900,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                               846,000
            490,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                               463,050
          3,140,000  Huntsman ICI Chemicals, Inc. 144A sr. sub. notes 10 1/8s, 2009                              3,171,400
          2,110,000  Lyondell Petrochemical Co. sec. notes Ser. B, 9 7/8s, 2007                                  2,078,350
          3,220,000  Lyondell Petrochemical Co. notes Ser. A, 9 5/8s, 2007                                       3,179,750
          2,035,000  Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                                    1,729,750
          1,280,752  Polytama International notes 11 1/4s, 2007 (Netherlands)                                      230,535
          1,210,000  Royster-Clark, Inc. 144A 1st mtge 10 1/4s, 2009                                             1,076,900
          1,530,000  Scotts Co 144A sr. sub. notes 8 5/8s, 2009                                                  1,445,850
            925,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                       zero % (13 1/2s, 8/15/01), 2008 (STP)                                                       277,500
            550,000  Sterling Chemicals, Inc. company guaranty Ser. B, 12 3/8s, 2006                               569,250
          1,160,000  Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                                 870,000
                                                                                                            --------------
                                                                                                                17,707,235

Computer Services and Software (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            320,000  Concentric Network Corp. sr. notes 12 3/4s, 2007                                              345,600
            840,000  Cybernet Internet Services Intl., Inc. 144A sr. notes 14s, 2009                               705,600
          1,100,000  Globix Corp. 144A sr. notes 12 1/2s, 2010                                                   1,111,000
            950,000  Interact Operating Co. notes 14s, 2003                                                        285,000
          1,260,000  PSINet, Inc. sr. notes 11 1/2s, 2008                                                        1,316,700
            590,000  PSINet, Inc. sr. notes 11s, 2009                                                              603,275
          1,130,000  PSINet, Inc. 144A sr. notes 10 1/2s, 2006                                                   1,146,950
          1,000,000  Unisys Corp. sr. notes 11 3/4s, 2004                                                        1,085,000
          1,710,000  Unisys Corp. sr. notes 7 7/8s, 2008                                                         1,641,600
            850,000  Verio, Inc. sr. notes 11 1/4s, 2008                                                           890,375
            440,000  Verio, Inc. sr. notes 10 3/8s, 2005                                                           447,700
                                                                                                            --------------
                                                                                                                 9,578,800

Conglomerates (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,500,000  Axia, Inc. company guaranty 10 3/4s, 2008                                                   1,327,500
          1,705,000  Cathay International Ltd. 144A sr. notes 13s, 2008 (China)                                    852,500
                                                                                                            --------------
                                                                                                                 2,180,000

Consumer Durable Goods (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          2,460,000  Albecca, Inc. company guaranty 10 3/4s, 2008                                                1,771,200
            340,000  Iron Age Corp. company guaranty 9 7/8s, 2008                                                  244,800
            450,000  Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                        443,250
                                                                                                            --------------
                                                                                                                 2,459,250

Consumer Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          2,340,000  Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                              2,410,200

Cosmetics (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            345,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                       335,513
            320,000  French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                                307,200
            630,000  Revlon Consumer Products sr. notes 9s, 2006                                                   450,450
          2,000,000  Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                          830,000
            360,000  Revlon Consumer Products sr. notes 8 1/8s, 2006                                               255,600
                                                                                                            --------------
                                                                                                                 2,178,763

Electric Utilities (2.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,245,000  AES China Generating Co. sr. notes 10 1/8s, 2006 (China)                                      908,850
          1,445,000  Applied Power, Inc. sr. sub. notes 8 3/4s, 2009                                             1,416,100
          1,250,000  Calpine Corp. sr. notes 8 3/4s, 2007                                                        1,241,575
          1,190,000  Calpine Corp. sr. notes 7 7/8s, 2008                                                        1,134,788
          3,140,000  CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                             2,920,200
            613,754  Midland Funding II Corp. deb. Ser. C-94, 10.33s, 2002                                         630,491
          3,750,000  Midland Funding II Corp. deb. Ser. B, 13 1/4s, 2006                                         4,350,338
          5,000,000  Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                         5,341,100
          1,079,397  Northeast Utilities System notes Ser. A, 8.58s, 2006                                        1,073,190
          2,100,000  Panda Global Energy Co. company guaranty 12 1/2s, 2004
                       (China)                                                                                   1,050,000
          1,670,000  York Power Funding 144A notes 12s, 2007 (Cayman Islands)                                    1,720,100
                                                                                                            --------------
                                                                                                                21,786,732

Electronics and Electrical Equipment (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            670,000  Celestica International Ltd. 144A sr. sub. notes 10 1/2s, 2006
                       (Canada)                                                                                    700,150
            700,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                             693,000
          1,720,000  Flextronics International Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007                          1,625,400
            215,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                                           122,550
            520,000  Metromedia Fiber Network, Inc. sr. notes 10s, 2009                                            521,300
          2,010,000  Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008                                  2,015,025
            460,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                                   465,750
          1,750,000  Viasystems, Inc. sr. notes Ser. B, 9 3/4s, 2007                                             1,312,500
                                                                                                            --------------
                                                                                                                 7,455,675

Entertainment (1.2%)
--------------------------------------------------------------------------------------------------------------------------
          2,120,000  ITT Corp. notes 6 3/4s, 2005                                                                1,856,548
             50,000  Premier Parks, Inc.144A sr. disc. notes stepped-coupon zero %
                       (10s, 4/1/03), 2008 (STP)                                                                    33,625
          2,300,000  Premier Parks, Inc. sr. notes 9 1/4s, 2006                                                  2,196,500
          1,525,000  Regal Cinemas, Inc. sr. sub. notes 9 1/2s, 2008                                             1,037,000
          1,240,000  SFX Entertainment, Inc. 144A company guaranty Ser. B,
                       9 1/8s, 2008                                                                              1,162,500
          1,380,000  SFX Entertainment, Inc. company guaranty 9 1/8s, 2008                                       1,283,400
          1,120,000  Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005                                             414,400
          2,250,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                          1,755,000
          2,090,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                          2,110,900
            229,000  United Artists Theatre 144A 10.415s, 2007                                                      22,900
          1,609,000  United Artists Theatre sr. sub. notes 9 3/4s, 2008                                            128,720
                                                                                                            --------------
                                                                                                                12,001,493

Environmental Control (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          3,085,000  Allied Waste Industries, Inc. company guaranty Ser. B, 10s, 2009                            2,683,950
          1,150,000  Allied Waste Industries, Inc. bank term loan Ser. C,
                       FRN 8.438s, 2007                                                                          1,127,506
           $940,000  Allied Waste Industries, Inc. bank term loan Ser. B,
                       FRN 8.188s, 2006                                                                            915,992
          2,810,000  Allied Waste Industries, Inc. company guaranty Ser. B,
                       7 7/8s, 2009                                                                              2,416,600
          2,430,000  Browning-Ferris Industries, Inc. deb. 7.4s, 2035                                            1,779,975
          1,670,000  Waste Management, Inc. notes 6 5/8s, 2002                                                   1,580,772
            430,000  Waste Management, Inc. company guaranty 6 1/2s, 2004                                          392,375
            150,000  WMX Technologies, Inc. notes 7.7s, 2002                                                       145,215
                                                                                                            --------------
                                                                                                                11,042,385

Food and Beverages (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            610,000  Ameriserve Food Co. company guaranty 10 1/8s, 2007                                            150,400
            260,000  Ameriserve Food Co. company guaranty 8 7/8s, 2006                                              62,100
            340,000  Ameriserve Food Distribution Inc. 144A sec. notes 12s, 2006                                   244,800
          1,730,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                      1,699,725
            355,000  Aurora Foods, Inc. 144A ser. sub. notes Ser. D, 9 7/8s, 2007                                  348,788
            600,000  Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                      457,500
          2,050,000  Doane Pet Care Corp. sr. sub. notes 9 3/4s, 2007                                            2,003,875
          1,570,000  RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                        1,067,600
          1,790,000  Triarc Consumer Products, Inc. company guaranty
                       10 3/4s, 2009                                                                             1,731,825
          1,390,000  Vlassic Foods Intl., Inc. sr. sub notes Ser. B, 10 1/4s, 2009                               1,237,100
                                                                                                            --------------
                                                                                                                 9,003,713

Gaming (1.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,150,000  Argosy Gaming Co. company guaranty 10 3/4s, 2009                                            1,187,375
          1,480,000  Autotote Corp. company guaranty Ser. B, 10 7/8s, 2004                                       1,494,800
          2,120,000  Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                               2,035,200
          1,720,000  Circus Circus Enterprises, Inc. sr. notes 6.45s, 2006                                       1,506,565
          1,780,000  Fitzgeralds Gaming Corp. company guaranty Ser. B,
                       12 1/4s, 2004 (In default) (NON)                                                            952,300
            480,000  Harrahs Entertainment, Inc. company guaranty 7 1/2s, 2009                                     448,258
          2,010,000  Hollywood Casino Corp. company guaranty 11 1/4s, 2007                                       2,065,275
            970,000  Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                                    933,625
            930,000  Horseshoe Gaming Holdings company guaranty 8 5/8s, 2009                                       864,900
          2,380,000  International Game Technology 144A sr. notes 7 7/8s, 2004                                   2,255,050
            540,000  Isle of Capri Black Hawk LLC 144A 1st mortgage Ser. B,
                       13s, 2004                                                                                   588,600
          1,150,000  Mohegan Tribal Gaming Auth. sr. notes 8 1/8s, 2006                                          1,098,250
          1,100,000  Park Place Entertainment sr. notes 8 1/2s, 2006                                             1,084,600
            875,000  Trump Holdings & Funding Corp. sr. notes 15 1/2s, 2005                                        721,875
                                                                                                            --------------
                                                                                                                17,236,673

Health Care Services (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            350,000  Columbia/HCA Healthcare Corp. deb. 8.36s, 2024                                                313,250
            750,000  Columbia/HCA Healthcare Corp. med. term notes notes
                       7.69s, 2025                                                                                 603,750
            210,000  Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                                              184,800
          1,590,000  Columbia/HCA Healthcare Corp. med. term notes 6.63s, 2045                                   1,492,040
          1,270,000  Conmed Corp. company guaranty 9s, 2008                                                      1,168,400
          1,175,000  Extendicare Health Services, Inc. company guaranty 9.35s, 2007                                834,250
          1,420,000  Fresenius Medical Capital Trust II company guaranty
                       7.875s, 2008                                                                              1,285,100
          1,040,000  Hudson Respiratory Care, Inc. sr. sub. notes 9 1/8s, 2008                                     837,200
          1,260,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s, 2007                           88,200
            620,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s, 2008                           43,400
          1,780,000  Lifepoint Hospital Holdings company guaranty Ser. B,
                       10 3/4s, 2009                                                                             1,833,400
            868,101  Magellan Health Corp. bank term loan 8s, 2005                                                 811,674
            510,000  Mariner Post-Acute Network, Inc. sr. sub. notes
                       stepped-coupon Ser. B, zero % (10 1/2s, 11/1/02), 2007 (STP)
                       (In default) (NON)                                                                            2,550
          2,500,000  Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                       9 1/2s, 2007 (In default) (NON)                                                              12,500
            700,000  MedPartners, Inc. sr. sub. notes 6 7/8s, 2000                                                 672,000
          2,690,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                  618,700
          1,720,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                              1,023,400
          1,345,000  Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007
                       (In default) (NON)                                                                           87,425
          1,080,000  Sun Healthcare Group, Inc. 144A sr. sub. notes 9 3/8s, 2008
                       (In default) (NON)                                                                           70,200
            650,000  Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                                            622,375
            410,000  Tenet Healthcare Corp. sr. notes 8 5/8s, 2003                                                 402,825
          1,813,000  Tenet Healthcare Corp. sr. notes Ser. B, 8 1/8s, 2008                                       1,672,493
            650,000  Tenet Healthcare Corp. sr. notes Ser. B, 7 5/8s, 2008                                         588,250
            800,000  Triad Hospitals Holdings company guaranty Ser. B, 11s, 2009                                   828,000
                                                                                                            --------------
                                                                                                                16,096,182

Insurance and Finance (2.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,805,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                                1,159,713
            125,000  Advanta Corp. company guaranty Ser. B, 8.99s, 2026                                             81,250
          2,000,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                              1,873,820
            600,000  Advanta Corp. med. term notes Ser. D, 6.92s, 2002                                             546,768
            875,000  AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s, 2004                                             516,250
            270,000  AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005                                          153,900
            705,000  Cellco Finance Corp. NV sr. sub. notes 15s, 2005 (Netherlands)                                761,400
          1,120,000  Cellco Finance Corp. NV 144A sr. notes 12 3/4s, 2005
                       (Netherlands)                                                                             1,164,800
            420,000  Colonial Capital II 144A company guaranty 8.92s, 2027                                         375,829
          1,200,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                                   120,000
          1,510,000  Contifinancial Corp. sr. notes 8 1/8s, 2008                                                   151,000
          1,150,000  Contifinancial Corp. sr. notes 7 1/2s, 2002                                                   103,500
          1,573,000  Fannie Mae 6 5/8s, 2009                                                                     1,495,577
          1,100,000  Freddie Mac 6 7/8s, 2005                                                                    1,084,875
          1,410,000  GS Escrow Corp. sr. notes 7 1/8s, 2005                                                      1,254,646
          1,175,000  Imperial Credit Capital Trust I 144A company guaranty
                       10 1/4s, 2002                                                                               893,000
            955,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                                       737,738
            865,000  Investors Capital Trust I company guaranty Ser. B, 9.77s, 2027                                802,288
          1,380,000  Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008                                       869,400
          2,890,000  RBF Finance Co. company guaranty 11s, 2006                                                  3,077,850
          1,110,000  Resource America, Inc. 144A sr. notes 12s, 2004                                               899,100
          5,330,000  Sears Roebuck Acceptance Corp. unsub. 10s, 2007                                             3,384,550
                                                                                                            --------------
                                                                                                                21,507,254

Lodging (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,090,000  Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                           784,800
          2,820,000  HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                                  2,446,350
             20,000  HMH Properties, Inc. sr. notes Ser. C, 8.45s, 2008                                             17,900
          3,500,000  Host Marriott Travel Plaza sr. notes Ser. B, 9 1/2s, 2005                                   3,653,125
            950,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                               902,500
          2,500,000  Starwood Hotels, Inc. bank term loan 8.763s, 2003                                           2,506,250
            540,000  Sun International Hotels Ltd. company guaranty 9s, 2007                                       499,500
            480,000  Sun International Hotels Ltd. sr. sub. notes 8 5/8s, 2007                                     432,000
                                                                                                            --------------
                                                                                                                11,242,425

Medical Supplies and Devices (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,640,000  ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006                                  1,414,500
          1,085,000  Dade International, Inc. sr. sub. notes Ser. B, 11 1/8s, 2006                               1,041,600
            525,000  Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                                  393,750
            840,000  Leiner Health Products sr. sub. notes 9 5/8s, 2007                                            627,900
            940,000  Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03), 2009 (STP)                               47,000
            940,000  Mediq, Inc. company guaranty 11s, 2008                                                         94,000
                                                                                                            --------------
                                                                                                                 3,618,750

Metals and Mining (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            680,000  Anker Coal Group, Inc. 144A sec. notes 14 1/4s, 2007 (PIK)                                    496,400
          2,350,000  Better Minerals & Aggregates Co. 144A sr. sub. notes 13s, 2009                              2,350,000
            775,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                          398,156
            550,000  Kaiser Aluminum & Chemical Corp. sr. sub. notes 12 3/4s, 2003                                 541,750
          1,760,000  Lodestar Holdings, Inc. company guaranty 11 1/2s, 2005                                        792,000
            800,000  Neenah Corp. company guaranty Ser. F, 11 1/8s, 2007                                           730,000
          1,220,000  Weirton Steel Co. sr. notes 11 3/8s, 2004                                                   1,250,500
            690,000  WHX Corp. sr. notes 10 1/2s, 2005                                                             652,050
                                                                                                            --------------
                                                                                                                 7,210,856

Motion Picture Distribution (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            320,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2011                                           256,000
          1,805,000  Cinemark USA, Inc. sr. sub. notes 8 1/2s, 2008 (Mexico)                                     1,480,100
          2,996,000  Diva Systems Corp. sr. disc. notes, stepped-coupon Ser. B,
                       zero % (12 5/8s, 3/1/03), 2008 (STP)                                                      1,348,200
                                                                                                            --------------
                                                                                                                 3,084,300

Networking (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            290,000  Exodus Communications, Inc. sr. notes 11 1/4s, 2008                                           300,150
          1,570,000  Exodus Communications, Inc. 144A sr. notes 10 3/4s, 2009                                    1,617,100
                                                                                                            --------------
                                                                                                                 1,917,250

Oil and Gas (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            960,000  Belco Oil & Gas Corp. company guaranty Ser. B, 10 1/2s, 2006                                  986,400
            500,000  Benton Oil & Gas Co. sr. notes 11 5/8s, 2003                                                  345,000
            140,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                                    84,000
            320,000  Gulf Canada Resources Ltd. sr. sub. notes 9 5/8s, 2005 (Canada)                               328,000
            765,000  Gulf Canada Resources Ltd. sr. notes 8 3/8s, 2005 (Canada)                                    727,347
            690,000  Gulf Canada Resources Ltd. sr. notes 8.35s, 2006 (Canada)                                     660,675
            460,000  Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                                    473,800
          2,110,000  Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                                    2,067,800
          1,140,000  Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                    1,088,700
             35,000  Pogo Producing Co. sr. sub. notes Ser. B, 8 3/4s, 2007                                         32,900
            630,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                                       274,050
            610,000  Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                          183,000
          1,820,000  Vintage Petroleum sr. sub. notes 9 3/4s, 2009                                               1,842,750
            430,000  Vintage Petroleum sr. sub. notes 9s, 2005                                                     422,475
                                                                                                            --------------
                                                                                                                 9,516,897

Packaging and Containers (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            440,000  AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                              400,400
            830,000  Ball Corp. company guaranty 7 3/4s, 2006                                                      792,650
          1,315,000  Gaylord Container Corp. sr. sub. notes 9 7/8s, 2008                                         1,124,325
             90,000  Gaylord Container Corp. sr. notes Ser. B, 9 3/4s, 2007                                         83,925
             50,000  Gaylord Container Corp. sr. notes Ser. B, 9 3/8s, 2007                                         45,750
            820,000  Huntsman Packaging Corp. company guaranty 9 1/8s, 2007                                        799,500
            880,000  Owens-Illinois, Inc. sr. notes 8.1s, 2007                                                     841,474
          1,230,000  Owens-Illinois, Inc. sr. notes 7.35s, 2008                                                  1,114,589
          1,940,000  Owens-Illinois, Inc. sr. notes 7.15s, 2005                                                  1,802,260
            771,893  Packaging Corp. bank term loan FRN 9.438s, 2008                                               728,235
            160,811  Packaging Corp. bank term loan FRN 8.625s, 2007                                               161,615
            650,000  Radnor Holdings, Inc. sr. notes 10s, 2003                                                     624,000
          2,240,000  Riverwood International Corp. company guaranty 10 7/8s, 2008                                2,161,600
          1,410,000  Riverwood International Corp. company guaranty 10 1/4s, 2006                                1,402,950
                                                                                                            --------------
                                                                                                                12,083,273

Paper and Forest Products (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  APP Finance II Mauritius Ltd. bonds stepped-coupon zero %
                       (16s, 2/15/04), 2049 (Indonesia) (STP)                                                      157,500
            825,000  Doman Industries 144A 8 3/4s, 2004                                                            709,500
          1,230,000  Impac Group, Inc. company guaranty Ser. B, 10 1/8s, 2008                                    1,057,800
          4,250,000  Indah Kiat Financial Mauritius Ltd. company guaranty 10s, 2007
                       (Indonesia)                                                                               2,975,000
          1,350,000  Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                          1,356,750
          2,810,000  Pindo Deli Finance Mauritius Ltd. company guaranty
                       10 3/4s, 2007 (Indonesia)                                                                 1,967,000
          2,524,000  Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                                        2,295,315
          1,490,000  Republic Group, Inc. sr. sub. notes 9 1/2s, 2008                                            1,341,000
                                                                                                            --------------
                                                                                                                11,859,865

Pharmaceuticals and Biotechnology (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,450,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                       1,384,750
          1,100,000  ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                       1,017,500
                                                                                                            --------------
                                                                                                                 2,402,250

Publishing (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,395,000  Affinity Group Holdings sr. notes 11s, 2007                                                 1,283,400
          2,140,000  American Media Operation, Inc. sr. sub. notes 10 1/4s, 2009                                 2,129,300
          1,250,000  Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009                           1,137,500
          1,260,000  Garden State Newspapers, Inc. sr. sub. notes 8 5/8s, 2011                                   1,134,000
          1,000,000  Perry-Judd company guaranty 10 5/8s, 2007                                                     840,000
            296,745  Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                                     270,038
            370,000  Von Hoffman Press, Inc. 144A sr. sub. notes 10 3/8s, 2007                                     351,500
                                                                                                            --------------
                                                                                                                 7,145,738

Railroads (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            400,000  MRS Logistica, S.A. bonds Ser. B, 10 5/8s, 2005 (Brazil)                                      336,000
          1,415,000  TFM S.A. de C.V. company guaranty stepped-coupon zero %
                       (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                                     905,600
                                                                                                            --------------
                                                                                                                 1,241,600

Restaurants (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,800,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                         1,080,000
          1,800,000  Sbarro, Inc. 144A sr. notes 11s, 2009                                                       1,849,500
                                                                                                            --------------
                                                                                                                 2,929,500

Retail (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,770,000  Home Interiors & Gifts, Inc. company guaranty 10 1/8s, 2008                                 1,486,800
          1,000,000  K mart Corp. pass-thru certificates Ser. 95K4, 9.35s, 2020                                  1,004,560
          2,920,000  K mart Corp. notes 8 3/8s, 2004                                                             2,883,062
          1,160,000  Kasper A.S.L. Ltd. sr. notes 12 3/4s, 2004                                                    870,000
          1,600,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                  1,592,000
          1,690,000  North Atlantic Trading Co. company guaranty Ser. B, 11s, 2004                               1,537,900
                                                                                                            --------------
                                                                                                                 9,374,322

Satellite Services (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,300,000  Gloden Sky DBS, Inc. sr. disc. notes, stepped-coupon Ser. B,
                       zero % (13 1/2s, 3/1/04), 2007 (STP)                                                        838,500
            870,000  Golden Sky DBS, Inc.company guaranty Ser. B, 12 3/8s, 2006                                    943,950
            930,000  Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                                             840,488
            640,000  Satelites Mexicanos S.A. de C.V. 144A sr. notes 10 1/8s, 2004
                       (Mexico)                                                                                    460,800
                                                                                                            --------------
                                                                                                                 3,083,738

Semiconductors (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,900,000  Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                                  1,904,750
            890,000  Zilog, Inc. company guaranty Ser. B, 9 1/2s, 2005                                             823,250
                                                                                                            --------------
                                                                                                                 2,728,000

Shipping (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            200,000  International Shipholding Corp. sr. notes 9s, 2003                                            194,500
            360,000  International Shipholding Corp. sr. notes 7 3/4s, 2007                                        320,400
          1,240,000  Johnstown America Industries, Inc. company guaranty Ser. C,
                       11 3/4s, 2005                                                                             1,255,500
            940,000  Transportacion Maritima Mexicana S.A. de C.V. notes
                       9 1/4s, 2003                                                                                810,750
                                                                                                            --------------
                                                                                                                 2,581,150

Specialty Consumer Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,060,000  Decora Industries, Inc. sr. sec. notes Ser. B, 11s, 2005                                      720,800

Steel (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          2,710,000  AK Steel Corp. company guaranty 7 7/8s, 2009                                                2,439,000
          1,190,000  California Steel Industries sr. notes Ser. B, 8 1/2s, 2009                                  1,121,575
          1,810,000  LTV Corp. sr. notes 11 3/4s, 2009                                                           1,900,500
          2,030,000  National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                         2,075,675
            100,000  Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007                                         94,000
                                                                                                            --------------
                                                                                                                 7,630,750

Telecommunications (7.7%)
--------------------------------------------------------------------------------------------------------------------------
          2,250,000  Alaska Communications Systems Corp. company guaranty
                       9 3/8s, 2009                                                                              2,148,750
          1,100,000  Barak I.T.C. sr. disc. notes stepped-coupon Ser. B, zero %
                       (12 1/2s, 11/15/02), 2007 (Israel) (STP)                                                    616,000
            810,000  Bestel S.A.de C.V. sr. disc. notes stepped-coupon zero %
                       (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                                                     522,450
            780,000  Birch Telecommunications, Inc. sr. notes 14s, 2008                                            787,800
            650,000  Caprock Communications Corp. sr. notes 11 1/2s, 2009                                          658,125
          1,300,000  Carrier1 Intl. S.A. sr. notes Ser. B, 13 1/4s, 2009 (Luxembourg)                            1,352,000
          3,075,000  Colt Telecommunications Group PLC sr. disc. notes stepped-coupon zero % (12s, 12/15/01), 2006
                       (United Kingdom) (STP)                                                                    2,706,000
            955,000  Conecel Holdings 144A notes Ser. A, 14s, 2000                                                 191,000
          2,100,000  Covad Communications Group, Inc. sr. notes 12 1/2s, 2009                                    2,163,000
          1,170,000  Covad Communications Group, Inc. 144A sr. notes 12s, 2010                                   1,178,775
          2,270,000  Econophone, Inc. company guaranty 13 1/2s, 2007                                             2,383,500
            580,000  Esprit Teleom Group PLC sr. notes 11 1/2s, 2007
                       (United Kingdom)                                                                            566,950
          3,410,000  Firstworld Communication Corp. sr. disc. notes
                       stepped-coupon zero % (13, 4/15/03), 2008 (STP)                                           1,705,000
          1,850,000  Focal Communications Corp. sr. disc. notes, stepped-coupon
                       Ser. B, zero % (12 1/8s, 02/15/03), 2008 (STP)                                            1,211,750
          1,150,000  Focal Communications Corp. 144A sr. notes 11 7/8s, 2010                                     1,184,500
            700,000  Global Crossing Holdings, Ltd. 144A sr. notes 9 1/8s, 2006                                    670,250
            475,000  Globe Telecom 144A sr. notes 13s, 2009                                                        520,125
          1,066,000  GST Telecommunications, Inc. company guaranty
                       stepped-coupon zero % (13 7/8s, 12/15/00), 2005 (STP)                                       831,480
          2,300,000  GST Telecommunications, Inc. sr. disc. notes stepped-coupon
                       zero % (10 1/2s, 5/1/03), 2008 (STP)                                                      1,288,000
            610,000  Hermes Europe Railtel 144A sr. notes 11 1/2s, 2007
                       (Netherlands)                                                                               622,200
          1,670,000  Hyperion Telecommunications Corp., Inc. sr. notes Ser. B,
                       12 1/4s, 2004                                                                             1,774,375
            860,000  Hyperion Telecommunications Corp., Inc. sr. sub. notes
                       12s, 2007                                                                                   892,250
          1,420,000  ICG Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (10s, 2/15/03), 2008 (STP)                                                           795,200
          1,370,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                       (13 1/2s, 9/15/00), 2005 (Canada) (STP)                                                   1,246,700
          2,660,000  ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                       (9 7/8s, 5/1/03), 2008 (STP)                                                              1,463,000
          1,590,000  Insight Midwest 144A sr. notes 9 3/4s, 2009                                                 1,597,950
          2,150,000  Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008                                1,945,750
          1,250,000  Intra Corp. bonds 13s, 2010                                                                   666,138
          2,640,000  IPC Information Systems, Inc. sr. disc. notes 10 7/8s, 2008                                 1,966,800
          1,190,000  KMC Telecommunications, Inc. sr. notes 13 1/2s, 2009                                        1,190,000
          4,175,000  KMC Telecom Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/2s, 2/15/03), 2008 (STP)                                                     2,358,875
          2,855,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon zero %
                       (11 7/8s, 10/15/02), 2007 (STP)                                                           1,905,713
          1,460,000  L-3 Communications Corp. sr. notes 9 1/8s, 2008                                             1,354,150
          1,310,000  L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                        1,188,825
          1,710,000  Logix Communications Enterprises sr. notes 12 1/4s, 2008                                    1,282,500
          2,170,000  Microcell Telecommunications sr. disc. notes stepped-coupon
                       Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                        1,931,300
            760,000  Netia Holdings B.V. 144A company guaranty stepped-coupon
                       zero % (11 1/4s, 11/1/01), 2007 (Poland) (STP)                                              505,400
            380,000  Netia Holdings B.V. 144A company guaranty 10 1/4s, 2007
                       (Poland)                                                                                    328,700
            225,000  Nextlink Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/4s, 6/1/04), 2009 (STP)                                                        135,000
            260,000  Nextlink Communications, Inc. 144A sr. disc. notes
                       stepped-coupon zero % (12 1/8s, 12/1/04), 2009 (STP)                                        145,600
            280,000  Nextlink Communications, Inc. 144A sr. notes 10 1/2s, 2009                                    280,700
          1,870,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                       1,963,500
          1,020,000  NTL Communications Corp. sr. notes Ser. B, 11 1/2s, 2008                                    1,081,200
          1,740,000  Pathnet, Inc. sr. notes 12 1/4s, 2008                                                       1,148,400
          1,350,000  Primus Telecommunications Group, Inc. sr. notes Ser. B,
                       9 7/8s, 2008                                                                              1,215,000
          1,245,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (9.47s, 10/15/02), 2007 (STP)                                       1,001,416
            285,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (8.29s, 2/1/03), 2008 (STP)                                           221,374
          1,200,000  Qwest Communications International, Inc. sr. notes Ser. B,
                       7 1/4s, 2008                                                                              1,139,880
          1,710,000  Rhythms Netconnections, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (13 1/2s, 5/15/03), 2008 (STP)                                               923,400
          1,785,000  RSL Communications Ltd. company guaranty 12 1/4s, 2006                                      1,809,544
            750,000  RSL Communications Ltd. 144A 10 1/2s, 2008                                                    686,250
            815,000  RSL Communications Ltd. company guaranty 9 1/8s, 2008                                         700,900
          1,640,000  Startec Global Communications Corp. sr. notes 12s, 2008                                     1,344,800
          1,765,000  Telecommunications Techniques, Inc. company guaranty
                       9 3/4s, 2008                                                                              1,606,150
            630,000  Telehub Communications Corp. company guaranty
                       stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                         31,500
          2,500,000  TeleWest Communications PLC 144A 9 7/8s, 2010                                               2,500,000
            780,000  TeleWest Communications PLC 144A sr. disc. notes
                       stepped-coupon zero % (9 1/4, 4/15/04), 2009
                       (United Kingdom) (STP)                                                                      468,000
          1,545,000  Teligent, Inc. sr. notes 11 1/2s, 2007                                                      1,483,200
          1,000,000  Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                            1,002,500
          1,220,000  Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)                                 1,290,150
          3,230,000  Williams Communications Group, Inc. sr. notes 10 7/8s, 2009                                 3,326,900
          1,890,000  WinStar Communications, Inc. sr. sub. notes stepped-coupon
                       zero % (15s, 3/1/02), 2007 (STP)                                                          2,646,000
            400,000  Winstar Communications, Inc. 144A sr. disc. units notes
                       stepped-coupon zero % (14s, 10/15/00), 2005 (STP)                                           400,000
            940,000  WinStar Communications, Inc. sr. sub. notes 11s, 2008                                         958,800
            620,000  World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008                                            563,425
          1,560,000  Worldwide Fiber Inc. 144A sr. notes 12s, 2009                                               1,622,400
                                                                                                            --------------
                                                                                                                79,397,270

Telephone Services (1.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,520,000  Allegiance Telecom, Inc. sr. disc. notes stepped-coupon Ser. B,
                       zero % (11 3/4s, 2/15/03), 2008 (STP)                                                     1,086,800
            220,000  Allegiance Telecom, Inc. sr. notes 12 7/8s, 2008                                              248,600
          1,710,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                   1,556,100
            710,000  Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                        553,800
          1,930,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon zero %
                       (10.8s, 5/15/04), 2009 (Canada) (STP)                                                       945,700
            950,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon zero %
                       (9.27s, 8/15/02), 2007 (Canada) (STP)                                                       560,500
          2,490,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon zero %
                       (8.94s, 8/15/03), 2008 (Canada) (STP)                                                     1,276,125
          1,640,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                             1,492,400
          1,045,000  Globo Communicacoes 144A company guaranty 10 1/2s, 2006
                       (Brazil)                                                                                    867,350
            370,000  Globo Communicacoes 144A sr. notes 10 5/8s, 2008 (Brazil)                                     313,575
            922,000  ITC Deltacom, Inc. sr. notes 11s, 2007                                                        958,880
            280,000  Long Distance International, Inc. sr. notes 12 1/4s, 2008
                       (In default) (NON)                                                                          140,000
            450,000  McLeodUSA, Inc. sr. notes 9 1/2s, 2008                                                        441,000
          2,630,000  McLeodUSA, Inc. sr. notes 8 1/8s, 2009                                                      2,380,150
            470,000  Onepoint Communications, Inc. company guaranty Ser. B,
                       14 1/2s, 2008                                                                               305,500
            350,000  RCN Corp. sr. disc. notes stepped-coupon zero % (11 1/8s,
                       10/15/02), 2007 (STP)                                                                       241,500
            440,000  Transtel S.A. pass-through certificates 12 1/2s, 2007                                         242,000
            640,000  US Xchange LLC sr. notes 15s, 2008                                                            480,000
          1,490,000  Viatel, Inc. sr. disc. notes stepped-coupon zero % (12 1/2s,
                       4/15/03), 2008 (STP)                                                                        864,200
          1,008,000  Viatel, Inc. 144A sr. notes 11 1/2s, 2009                                                     962,640
          2,560,000  Viatel, Inc. sr. notes 11 1/4s, 2008                                                        2,393,600
                                                                                                            --------------
                                                                                                                18,310,420

Textiles (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,330,000  Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                              438,900
            935,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                         888,250
            470,000  Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                                     437,100
          2,130,000  Westpoint Stevens, Inc. sr. notes 7 7/8s, 2008                                              1,826,475
                                                                                                            --------------
                                                                                                                 3,590,725

Transportation (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  Eletson Holdings, Inc. 1st pfd. mtge. notes 9 1/4s, 2003
                       (Greece)                                                                                    460,000
            630,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                                 601,650
                                                                                                            --------------
                                                                                                                 1,061,650

Utilities (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,900,000  Public Service Co. of New Mexico sr. notes Ser. A, 7.1s, 2005                               1,813,987

Wireless Communications (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            570,000  Clearnet Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (14 3/4s, 12/15/00), 2005 (STP)                                                      564,300
            990,000  Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005                                         668,250
          1,020,000  Neuvo Grupo Iusacell S.A. 144A sr. notes 14 1/4s, 2006
                       (Mexico)                                                                                  1,060,800
            250,000  Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                                      27,500
          1,560,000  Telecorp PCS, Inc. company guaranty stepped-coupon zero %
                       (11 5/8s, 4/15/04), 2009 (STP)                                                              976,950
          3,050,000  Voicestream Wire Corp. 144A sr. notes 10 3/8s, 2009                                         3,126,250
                                                                                                            --------------
                                                                                                                 6,424,050
                                                                                                            --------------
                     Total Corporate Bonds and Notes (cost $545,266,155)                                    $  492,972,032

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (14.7%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

U.S. Government Agency Mortgage Obligations (4.7%)
--------------------------------------------------------------------------------------------------------------------------
     $    6,564,833  Federal Home Loan Mortgage Corporation 7 1/2s,
                       with due dates from March 1, 2020 to May 1, 2028                                     $    6,410,953
          6,625,000  Federal Home Loan Mortgage Corporation TBA, 6s, 2029                                        5,965,614
                     Federal National Mortgage Association
                       Pass-Through Certificates
            266,378    8s, November 1, 2029                                                                        265,712
          5,358,125    7 1/2s, (Interest Only) IO, November 25, 2023                                             1,722,972
          1,404,599    7s, Dwarf, with due dates from October 1, 2010
                       to May 1, 2011                                                                            1,370,791
          3,968,802    6 1/2s, with due dates from February 1, 2026
                       to November 1, 2028                                                                       3,683,523
             22,976    6 1/2s, Dwarf, with due dates from August 1, 2010
                       to September 1, 2010                                                                         21,942
            200,000    6s, May 1, 2029                                                                             179,936
                     Government National Mortgage Association
                       Pass-Through Certificates
          7,867,662    8s, with due dates from July 15, 2024
                       to December 15, 2027                                                                      7,850,431
          7,656,063    7 1/2s, with due dates from January 15, 2023
                       to February 15, 2027                                                                      7,504,544
         14,077,310    7s, with due dates from December 15, 2022
                       to May 15, 2028                                                                          13,467,068
                                                                                                            --------------
                                                                                                                48,443,486

U.S. Treasury Obligations (10.0%)
--------------------------------------------------------------------------------------------------------------------------
         46,660,000  U.S. Treasury Bonds 6 1/8s, August 15, 2029                                                44,414,254
                     U.S. Treasury Notes
            490,000    6 3/8s, January 31, 2002                                                                    487,854
         58,359,000    6s, August 15, 2009 (SEG)                                                                55,623,130
          1,820,000    5 7/8s, November 15, 2004                                                                 1,759,430
          3,785,000  U.S. Treasury Strip, zero %, November 15, 2019                                              1,082,359
                                                                                                            --------------
                                                                                                               103,367,027
                                                                                                            --------------
                     Total U.S. Government and Agency Obligations
                       (cost $154,194,624)                                                                  $  151,810,513

FOREIGN GOVERNMENT BONDS AND NOTES (12.9%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
USD       3,110,000  Argentina (Republic of) unsub. 11 3/4s, 2009                                           $    3,016,700
USD       2,155,000  Argentina (Republic of) unsub. Ser. BGL5,
                       11 3/8s, 2017                                                                             2,044,664
USD      23,380,000  Australia (Government of) bonds Ser. 1106,
                       6 3/4s, 2006                                                                             14,537,918
USD       7,625,000  Australia (Government of) 5 3/4s, 2011                                                      4,286,523
USD       5,215,000  Brazil (Federal Republic of) notes 14 1/2s, 2009                                            5,443,417
USD       3,275,000  Brazil (Federal Republic of) bonds 10 1/8s, 2027                                            2,538,125
CAD       1,405,000  Canada (Government of) bonds Ser. WB60,
                       7 1/4s, 2007                                                                              1,007,745
CAD      20,375,000  Canada (Government of) bonds Ser. WL43,
                       5 3/4s, 2029                                                                             13,244,595
USD       2,610,000  Colombia (Republic of) unsub. 8 5/8s, 2008                                                  2,166,300
USD       1,820,000  Germany (Federal Republic of) bonds Ser. 98,
                       5 5/8s, 2028                                                                              1,664,625
USD      24,390,000  Germany (Federal Republic of) bonds Ser. 132,
                       4 1/8s, 2004                                                                             22,792,494
USD       1,332,000  Morocco (Government of) bonds Ser. A, 6.563s, 2009                                          1,198,800
USD         410,000  Philippines (Government of) 9 7/8s, 2019                                                      389,500
USD       3,665,000  Russia (Federation of) 144A bonds 12 3/4s, 2028                                             2,652,544
USD       3,850,000  Russia (Federation of) deb. FRB 6.91s, 2015
                       (In default) (NON)                                                                          705,031
USD      15,870,000  Russia (Federation of) deb. principal loans FRB
                       6.719s, 2020                                                                              2,479,688
SEK     145,800,000  Sweden (Government of) bonds Ser. 1041,
                       6 3/4s, 2014                                                                             17,427,763
SEK      22,200,000  Sweden (Government of) bonds Ser. 1035, 6s, 2005                                            2,534,130
USD       1,435,000  Turkey (Republic of) sr. unsub. 12 3/8s, 2009                                               1,519,378
GBP       4,420,000  United Kingdom Treasury bonds 10s, 2003                                                     7,908,747
GBP       2,355,000  United Kingdom Treasury bonds Ser. 85, 9 3/4s, 2002                                         4,078,813
GBP      10,305,000  United Kingdom Treasury bonds 8s, 2000                                                     16,857,885
USD       1,510,000  United Mexican States bonds 11 3/8s, 2016                                                   1,627,025
USD       2,410,000  Venezuela (Republic of) bonds 9 1/4s, 2027                                                  1,533,483
                                                                                                            --------------
                     Total Foreign Government Bonds and Notes
                       (cost $139,593,876)                                                                  $  133,655,893

COLLATERALIZED MORTGAGE OBLIGATIONS (9.0%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $       80,000  Amresco Commercial Mortgage Funding I Ser. 97-C1,
                       Class F, 7.64s, 2029                                                                 $       73,263
                     Commercial Mortgage Acceptance Corp.
          2,305,000    Ser. 97-ML1, Class D, 6.977s, 2030                                                        2,095,389
         40,871,564    Ser. 97-ML1, IO, 0.558s, 2017                                                             1,858,379
            423,000  Commercial Mortgage Asset Trust Ser. 99-C1, Class A4,
                       6.975s, 2013                                                                                388,763
         77,033,794  Commercial Mortgage Asset Trust Ser. 99-C1, IO, Class X,
                       1.157s, 2020                                                                              4,757,439
          2,685,000  Countrywide Home Loan Ser. 98-3, Class A5, 6 3/4s, 2028                                     2,460,551
          4,100,000  Countrywide Mortgage Backed Securities, Inc. Ser. 93-C,
                       Class A8, 6 1/2s, 2024                                                                    3,571,387
                     Criimi Mae Commercial Mortgage Trust
          9,913,000    Ser. 98-C1, Class A2, 7s, 2011                                                            8,337,762
          3,764,000    Ser. 98-C1, Class B, 7s, 2011                                                             2,830,058
         71,302,271  Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
                       Class X, IO, 0.86s, 2031                                                                  3,709,946
            219,000  DLJ Commercial Mortgage Corp. Ser. 99-CG3, Class A1B,
                       7.34S, 2009                                                                                 211,951
                     Fannie Mae
          6,248,274    Ser. 93-251, Class Z, 6 1/2s, 2023                                                        5,123,585
                     Fannie Mae Strip
          6,243,173    Ser. 281, Class 2, IO, 9s, 2026                                                           1,820,275
            938,312    Ser. 176, Class 2, IO, 8s, 2022                                                             297,034
          2,621,093    Ser. 217, Class 2, IO, 8s, 2023                                                             829,740
         13,807,554    Ser. 218, Class 2, IO, 7 1/2s, 2023                                                       4,332,120
          7,180,534    Ser. 221, Class 2, IO, 7 1/2s, 2023                                                       2,257,380
            222,353    Ser. 202, Class 2, IO, 6s, 2029                                                              72,681
         17,687,141    Ser. 222, Class 2, IO, 3.213s, 2023                                                       5,516,177
          5,817,849    Ser. 266, Class 2, IO, 3.401s, 2024                                                       1,803,533
          3,008,932    Ser. 250, CLass 2, IO, 0.428s, 2023                                                         950,634
          1,703,798    Ser. 294-1, Class PO , zero % , 2028                                                      1,075,256
          5,218,316    Ser. 304, CLass 2, IO, zero %, 6s, 2028                                                   1,519,835
                     Freddie Mac
          1,900,000    Ser. 2040, Class PE, 7 1/2s, 2028                                                         1,835,039
          1,105,000    Ser. 1439, Class I, 7 1/2s, 2022                                                          1,059,117
          1,236,174    Ser. 2188, Class SA, 7.23s, 2029                                                            967,306
          1,539,212    Ser. 1717, Class L, 6 1/2s, 2024                                                          1,457,802
          1,268,679    Ser. 2068, Class, SD, 4.107s, 2028                                                          634,339
                     Freddie Mac Strip
          3,401,828    Ser. 202, Class (Principal Only) PO, zero %, 2029                                         2,026,214
          1,575,000  GE Capital Mortgage Services, Inc. Ser. 98-11, Class 2A4,
                       6 3/4s, 2028                                                                              1,418,162
                     Government National Mortgage Association
          1,828,258    Ser. 1998-18, Class SA, 8.58s, 2027                                                       1,343,770
          1,775,000    Ser. 1997-8, Class PE 7 1/2s, 2027                                                        1,685,695
         10,528,345    Ser. 1998-2, Class SA, IO, 2.62s, 2028                                                      641,571
          5,951,841    Ser. 1999-34, Class SC, IO, 2.72s, 2019                                                     318,052
          2,286,888    Ser. 1999-38, Class Sl, zero %, 2026                                                      2,023,896
          2,770,000  General Growth Properties Ala Moa Ser. 99-C1, CLass E,
                       FRB, 8.04s, 2009                                                                          2,770,000
            570,000  General Growth Properties-Homart Ser. 99-C1, Class G,
                       8.089s, 2003                                                                                570,000
            650,000  General Growth Properties-Homart Ser. 99-C1 , Class F,
                       7.839s, 2003                                                                                650,000
          1,420,000  General Growth Properties Ivanhoe Ser. 99-C1,Class G,
                       FRB, 9.03s, 2004                                                                          1,420,000
          1,198,000  General Growth Properties Ivanhoe Ser. 99-C1, Class F,
                       FRB, 8.292s, 2004                                                                         1,198,000
          2,025,000  GS Mortgage Securities Corp. II Ser. 98-GLII, Class D,
                       7.191s, 2031                                                                              1,797,029
             53,678  LB Commercial Mortgage Trust Ser. 99-C2, Class A1,
                       7.105s, 2008                                                                                 52,429
                     Merrill Lynch Mortgage Investors, Inc.
          1,615,000    Ser. 95-C3, Class D, 7.782s, 2025                                                         1,557,213
            650,000    Ser. 98-C2, Class D, 6.956s, 2030                                                           585,609
          1,495,000    Ser. 96-C2, Class E, 6.96s, 2028                                                          1,238,047
         31,887,313    Ser. 96-C2, Class IO, 1.601s, 2028                                                        2,152,394
          2,485,810    Ser. 98-C2, Class IO, 1.575s, 2030                                                          172,841
                     Morgan Stanley Capital I
          1,380,000    Ser. 98-XL1, Class E, 7.15s, 2030                                                         1,266,581
         30,880,298    Ser. 98-HF1, Class X, IO, 1.191s, 2018                                                    1,650,166
                     Mortgage Capital Funding, Inc.
         15,779,508    Ser. 97-MC2, Class X, IO, 1.58s, 2012                                                     1,052,789
         42,239,784    Ser. 98-MC1, Class X, IO, 0.856s, 2009                                                    1,560,892
            557,004  Prudential Home Mortgage Securities Ser. 93-57, Class A4,
                       5.9s, 2023                                                                                  546,800
          1,637,563  Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026                                         1,586,095
                                                                                                            --------------
                     Total Collateralized Mortgage Obligations
                       (cost $99,121,895)                                                                   $   93,130,986

BRADY BONDS (4.5%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    8,775,000  Argentina (Republic of) FRB Ser. L-GL, 5.874s, 2023                                    $    6,778,688
         17,549,083  Brazil (Federal Republic of) bonds FRB 8s, 2014                                            12,196,612
          1,075,000  Bulgaria (Government of) deb. Ser. PDI, FRB, 6.688s, 2011                                     843,875
          2,650,000  Bulgaria (Government of) FRB Ser. A, 6 1/2s, 2024                                           2,086,875
          5,600,000  Bulgaria (Government of) Ser. A, FLIRB, 2 1/4s, 2012                                        3,990,000
          2,130,000  Peru (Republic of) bonds Ser. PDI, FRB, 4s, 2017                                            1,405,800
          9,375,000  United Mexican States bonds Ser. XW, IO, 10 3/8s, 2009                                      9,515,625
          7,070,000  United Mexican States FRB Ser. D, 6 3/4s, 2019                                              6,566,263
          3,428,550  Venezuela (Republic of) deb. Ser. DL, FRB, 6.762s, 2007                                     2,678,726
          1,460,000  Venezuela (Republic) Ser. W-A, 6 3/4s, 2020                                                   970,900
                                                                                                            --------------
                     Total Brady Bonds (cost $43,794,855)                                                   $   47,033,364

PREFERRED STOCKS (3.5%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                351  21st Century Telecom Group 144A 13.75% cum. pfd. (PIK)                                 $      326,430
             30,781  AmeriKing, Inc. $3.25 pfd. (PIK)                                                              430,934
            108,000  California Federal Bancorp, Inc. Ser. A, $2.281 pfd.                                        2,511,000
             29,725  Chevy Chase Capital Corp. Ser. A, $5.188 pfd. (PIK)                                         1,605,150
              6,875  Chevy Chase Savings Bank $3.25 pfd.                                                           189,063
              9,323  Citadel Broadcasting, Inc. 144A $13.25 cum. pfd. (PIK)                                      1,041,845
                715  Concentric Network Corp. Ser. B, 13.50% pfd. (PIK)                                            750,750
             32,216  CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                          3,487,382
             69,460  Diva Systems Corp. Ser. C, $6.00 pfd.                                                         347,300
              2,514  Dobson Communications 13.00% pfd.                                                           2,715,120
                540  First Republic 144A 10.50% pfd.                                                               513,000
                250  Fresenius Medical Capital Trust I Ser. D, 9.00% company
                       guaranty, pfd. (Germany)                                                                    242,500
             16,260  Global Crossing Holdings 144A $10.50 pfd.                                                   1,609,740
              1,973  Granite Broadcasting 144A $12.75 pfd. (PIK)                                                 2,012,460
              4,702  ICG Holdings, Inc. $14.25 pfd. (Canada)                                                     4,231,800
              2,622  Intermedia Communication Ser. B, $13.50 pfd. (PIK)                                          2,622,000
              1,462  IXC Communications, Inc. $12.50 pfd. (PIK)                                                  1,586,270
             23,306  Lady Luck Gaming Corp. $11.25 pfd.                                                          1,211,912
              1,066  NEXTEL Communications, Inc. Ser. D, $13.00 cum. pfd. (PIK)                                  1,097,980
                445  NEXTEL Communications, Inc. Ser. E, $11.125 pfd. (PIK)                                        440,550
             36,590  Nextlink Communications, Inc. 144A $7.00 cum. pfd. (PIK)                                    1,902,680
                221  Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                          2,276,300
              1,030  R&B Falcon Corp. $13.875 pfd.                                                               1,035,150
              5,000  Sinclair Capital $11.625 cum. pfd.                                                            490,000
              1,450  WinStar Communications, Inc. 144A 14.25% cum. pfd. (PIK)                                    1,609,500
                                                                                                            --------------
                     Total Preferred Stocks (cost $35,856,129)                                              $   36,286,816

ASSET-BACKED SECURITIES (0.7%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    3,140,000  Banamex S.A. 144A 7.5s, 2006                                                           $    3,099,463
          1,275,000  Contimortgage Home Equity Loan Trust Ser. 97-1, Class M2,
                       7.67s, 2028                                                                                 637,500
          3,390,002  First Plus Ser. 98-A, Class A, 8 1/2s, 2023                                                 2,542,501
            799,439  Green Tree Recreational Equipment & Cons. Ser. 97-B,
                       Class A1, 6.55s, 2028                                                                       787,385
                                                                                                            --------------
                     Total Asset-Backed Securities (cost $8,593,684)                                        $    7,066,849

COMMON STOCKS (0.6%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
             17,058  Adelphia Business Solutions, Inc. (NON)                                                $      874,223
                525  AmeriKing, Inc. (NON)                                                                           5,250
             12,800  AMFM, Inc. (NON)                                                                              998,400
            134,711  Celcaribe (NON)                                                                                50,517
            390,240  Celcaribe S.A. 144A (Colombia) (NON)                                                          585,360
             10,934  IFINT Diversified Holdings 144A (NON)                                                          21,868
              5,960  Intermedia Communications, Inc. (NON)                                                         256,280
              1,887  MGC Communications, Inc. (NON)                                                                107,677
                466  Mothers Work, Inc. (NON)                                                                        4,660
                250  Paging Do Brazil Holdings Co., LLC 144A Class B, (Brazil) (NON)                                     3
              1,186  Premium Holdings (L.P.) 144A (NON)                                                             11,857
            250,248  PSF Holdings LLC Class A (NON)                                                              2,502,480
             21,150  Spanish Broadcasting System, Inc. Class B (NON)                                               539,325
             36,750  Specialty Foods Acquisition Corp. (NON)                                                           735
              8,037  Viatel, Inc. (NON)                                                                            296,867
                 65  Waste Management, Inc.                                                                          1,261
                                                                                                            --------------
                     Total Common Stocks (cost $10,369,298)                                                 $    6,256,763

CONVERTIBLE PREFERRED STOCKS (0.4%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              5,750  Chesapeake Energy Corp. $3.50 cum. cv. pfd.                                            $      178,250
             41,120  Global Telesystems, Inc. 144A $3.625 cv. pfd.                                               1,814,420
              2,260  IGC Communication 144A $3.38 cv. pfd.                                                         124,300
              1,900  Interact Electronic $14.00 cv. pfd                                                              1,900
              6,800  LTV Corp. (The) 144A $4.13 cv. pfd.                                                           365,500
                 56  Paxson Communications Corp. 144A $9.75 cv. pfd. (PIK)                                         554,400
             16,500  PSINet, Inc. 144A $3.50 cv. pfd.                                                              767,250
                781  XCL Ltd 144A Ser. A, 9.50% cv. cum. pfd.                                                          781
                                                                                                            --------------
                     Total Convertible Preferred Stocks (cost $4,324,614)                                   $    3,806,801

CONVERTIBLE BONDS AND NOTES (0.3%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    3,080,000  Cybernet Internet Service 144A cv. sr. disc. notes
                       stepped-coupon zero % (13s, 8/15/04), 2009 (STP)                                     $    1,601,600
            647,000  GST Telecommunications, Inc. cv. sr. disc. notes
                       stepped-coupon zero % (13 7/8s, 12/15/00), 2005 (STP)                                       582,300
            800,000  HEALTHSOUTH Corp. cv. sub. deb. 3 1/4s, 2003                                                  620,000
            700,000  Integrated Device Technology, Inc. cv. sub. notes 5 1/2s, 2002                                798,875
                                                                                                            --------------
                     Total Convertible Bonds and Notes (cost $3,361,683)                                    $    3,602,775

WARRANTS (0.3%) (a) (NON)                                                                       EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
                810  Bestel S.A. (Mexico)                                                       5/15/05     $       81,000
                780  Birch Telecommunications, Inc. 144A (PIK)                                  6/15/08             42,900
              6,652  Cellnet Data Systems, Inc.                                                 10/1/07             63,194
                810  Club Regina, Inc. 144A                                                     12/1/04                810
             12,892  Consorcio Ecuatoriano 144A (Ecuador)                                       10/1/00              1,289
                840  Cybernet Internet 144A                                                     7/1/09             100,800
              2,520  Destia Communications 144A                                                 7/15/07            327,600
              1,715  Diva Systems Corp.                                                         5/15/06            317,275
              8,988  Diva Systems Corp.                                                         3/1/08             107,856
                 20  E. Spire Communications, Inc.                                              11/1/05                360
              1,090  Epic Resorts                                                               6/15/05                 11
                940  Esat Holdings, Inc. (Ireland)                                              2/1/07             211,500
              3,410  Firstworld Communication                                                   4/15/08            511,500
              1,015  Globalstar Telecommunications                                              2/15/04            233,450
             20,856  ICG Communications                                                         10/15/05           364,980
              1,900  Interact Electronic 144A                                                   8/1/03                  19
              1,900  Interact Systems, Inc.                                                     8/1/03                  19
              1,140  International Wireless Communications
                       Holdings 144A                                                            8/15/01                  1
             35,000  Intira Corp.                                                               2/14/06                350
              2,175  KMC Telecom Holdings, Inc.                                                 4/15/08              7,613
              2,185  Knology Holdings                                                           10/22/07             4,916
                280  Long Distance International, Inc. 144A                                     4/13/08                560
              3,590  McCaw International Ltd.                                                   4/15/07             16,155
                940  Mediq, Inc. 144A                                                           6/1/09                   9
              1,300  Network Plus Corp.                                                         2/19/09             32,500
                470  Onepoint Communications, Inc.                                              6/1/08               4,700
                990  Orbital Imaging Corp. 144A                                                 3/1/05              19,800
              1,310  Orion Network Systems                                                      1/15/07             14,410
             12,880  Pagemart, Inc. 144A                                                        12/31/03            96,600
              1,570  Pathnet, Inc. 144A                                                         4/15/08             15,700
              1,600  Paxson Communications Corp. 144A                                           6/30/03              4,800
                960  R&B Falcon Corp. 144A                                                      5/1/09             240,000
              1,640  Startec Global Communications Corp.                                        5/15/08             29,520
                680  Sterling Chemicals Holdings                                                8/15/08             10,200
                630  Telehub Communications Corp.                                               7/31/05                315
              5,820  UIH Australia/Pacific, Inc. 144A                                           5/15/06            174,600
              1,220  Versatel Telecom B.V. 144A (Netherlands)                                   5/15/08            518,500
            454,880  Wright Medical Technology, Inc. 144A                                       6/30/03                  5
                                                                                                            --------------
                     Total Warrants (cost $1,897,945)                                                       $    3,555,817

UNITS (0.2%) (a)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
                930  Equinix, Inc. 144A units, 13s, 2007                                                    $      957,900
                850  GT Group Telecommunications units stepped-coupon zero %
                       (13 1/4s, 2/1/05), 2010 (STP)                                                               450,500
              1,420  Pegasus Shipping 144A units company guaranty
                       stepped-coupon zero % (14 1/2s. 6/20/03), 2008
                       (Bermuda) (STP)                                                                             127,800
                960  XCL Ltd. units sr. sec. notes 13 1/2s, 2004 (In default) (NON)                                 96,000
              7,615  XCL Ltd. 144A units 9.5s, 2006 (PIK)                                                            7,615
                                                                                                            --------------
                     Total Units (cost $3,802,016)                                                          $    1,639,815

SHORT-TERM INVESTMENTS (9.1%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $   42,500,000  Windmill Funding effective yield of 5.71%, February 28, 2000                           $   42,318,312
         25,000,000  Interest in $568,126,000 joint repurchase agreement dated January 31, 2000 with S.B.C. Warburg Inc. due
                       February 1, 2000 with respect to various
                       U.S. Treasury obligations -- maturity value of $25,003,958
                       for an effective yield of 5.7%                                                           25,000,000
         27,017,000  Interest in $650,000,000 joint tri-party repurchase agreement dated January 31, 2000 with Goldman Sachs & Co. due
                       February 1, 2000 with respect to various
                       U.S. Treasury obligations -- maturity value of $27,021,278
                       for an effective yield of 5.7%                                                           27,017,000
                                                                                                            --------------
                     Total Short-Term Investments (cost $94,335,312)                                        $   94,335,312
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $1,144,512,086) (b)                                            $1,075,153,736
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,036,512,312.

  (b) The aggregate identified cost on a tax basis is $1,145,242,022, resulting in gross unrealized appreciation and depreciation of $27,374,581 and $97,462,867, respectively, or net unrealized depreciation of $70,088,286.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2000.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities (Note 1).

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates shown at
      January 31, 2000 which are subject to change based on the terms of the security.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at January 31, 2000: (as a percentage of Market Value)

         Argentina                  1.2%
         Australia                  1.8
         Brazil                     2.2
         Canada                     3.0
         Germany                    2.4
         Mexico                     2.4
         Sweden                     1.9
         United Kingdom             3.2
         United States             76.9
         Others                     5.0
                           ------------
         Total                      100%


-------------------------------------------------------------------------------
Forward Currency Contracts to Buy at January 31, 2000 (Unaudited)
(aggregate face value $146,245,826)
                             Market   Aggregate Face     Delivery   Unrealized
                             Value        Value           Date     Depreciation
-------------------------------------------------------------------------------
Australian Dollar       $ 17,777,597  $ 18,153,765       6/21/00  $  (376,168)
Danish Krone               1,120,402     1,138,503       6/21/00      (18,101)
Euro                      71,502,772    73,966,135       6/21/00   (2,463,363)
Japanese Yen              49,608,591    50,403,196       6/21/00     (794,605)
Swiss Franc                2,509,592     2,584,227       6/21/00      (74,635)
-------------------------------------------------------------------------------
                                                                  $(3,726,872)
-------------------------------------------------------------------------------
Forward Currency Contracts to Sell at January 31, 2000 (Unaudited)
(aggregate face value $128,313,540)
                                      Aggregate Face     Delivery   Unrealized
                        Market Value      Value            Date    Appreciation
-------------------------------------------------------------------------------
British Pounds         $ 36,011,404  $ 36,802,853        6/21/00  $   791,449
Canadian Dollar             950,323       953,686        6/21/00        3,363
Euro                     14,168,126    14,635,488        6/21/00      467,362
Japanese Yen             60,269,035    61,115,238        6/21/00      846,203
Swedish Krona            14,220,625    14,806,275        6/21/00      585,650
-------------------------------------------------------------------------------
                                                                  $ 2,694,027
-------------------------------------------------------------------------------
Futures Contracts Outstanding at January 31, 2000 (Unaudited)
                                                                    Unrealized
                                      Aggregate Face    Expiration Appreciation/
                         Total Value      Value            Date   (Depreciation)
-------------------------------------------------------------------------------
Euroyen (Long)          $100,371,192  $100,326,628        Jun-00    $   44,564
Euroyen (Short)           76,477,081    76,454,453        Jun-01       (22,628)
Euroyen (Short)           23,365,300    23,363,626        Mar-01        (1,674)
GBP Libor (Long)          24,165,364    24,147,118        Dec-00        18,246
GBP Libor (Short)         24,384,102    24,370,531        Mar-00       (13,571)
Gilt (Short)               3,360,413     3,504,956        Mar-00       144,543
U.S. Treasury Bond (Long) 23,700,219    24,071,786        Mar-00      (371,567)
-------------------------------------------------------------------------------
                                                                    $ (202,087)
-------------------------------------------------------------------------------
TBA Sale Commitments at January 31, 2000 (Unaudited)
(Proceeds receivable $6,307,891)
                                         Principal      Settlement      Market
Agency                                     Amount          Date         Value
-------------------------------------------------------------------------------
FHLMC 7 1/2s, February 2030             $ 6,401,288       3/21/00   $ 6,252,266
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
January 31, 2000 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,144,512,086) (Note 1)                                        $1,075,153,736
-----------------------------------------------------------------------------------------------
Cash                                                                                     64,865
-----------------------------------------------------------------------------------------------
Foreign currency (cost $904,600)                                                        878,634
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                            19,932,408
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       19,821,235
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                        2,694,027
-----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                      1,884,664
-----------------------------------------------------------------------------------------------
Total assets                                                                      1,120,429,569

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                 7,462,019
-----------------------------------------------------------------------------------------------
Payable for variation margin                                                            140,590
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     58,886,834
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          1,819,045
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               98,786
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            30,228
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,404
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                           3,726,872
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                         5,278,451
-----------------------------------------------------------------------------------------------
Payable for exchange listing fees                                                       128,079
-----------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $6,307,891)                      6,252,266
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   92,683
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    83,917,257
-----------------------------------------------------------------------------------------------
Net assets                                                                       $1,036,512,312

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $1,221,125,546
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                           (12,711,831)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                             (101,194,638)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                                   (70,706,765)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $1,036,512,312

Computation of net asset value
-----------------------------------------------------------------------------------------------
Net asset value per share ($1,036,512,312 divided by
140,989,259 shares)                                                                       $7.35
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended January 31, 2000 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Interest income                                                                     $44,968,463
-----------------------------------------------------------------------------------------------
Dividends                                                                             2,672,518
-----------------------------------------------------------------------------------------------
Total investment income                                                              47,640,981

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      3,672,454
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          429,979
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        16,799
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          8,600
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  25,576
-----------------------------------------------------------------------------------------------
Auditing                                                                                 16,330
-----------------------------------------------------------------------------------------------
Legal                                                                                    24,584
-----------------------------------------------------------------------------------------------
Postage                                                                                  57,354
-----------------------------------------------------------------------------------------------
Exchange listing fees                                                                    59,113
-----------------------------------------------------------------------------------------------
Other                                                                                    18,290
-----------------------------------------------------------------------------------------------
Total expenses                                                                        4,329,079
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (28,027)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          4,301,052
-----------------------------------------------------------------------------------------------
Net investment income                                                                43,339,929
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                    (18,404,155)
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                        (619,042)
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                          (2,430,343)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                                 (2,416,874)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures
contracts and TBA sale commitments during the period                                 (7,168,496)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (31,038,910)
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $12,301,019
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                     January 31         July 31
                                                                                          2000*            1999
---------------------------------------------------------------------------------------------------------------
Decrease in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $   43,339,929  $   90,268,650
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments and
foreign currency transactions                                                       (21,453,540)    (73,019,543)
---------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments
and assets and liabilities in foreign currencies                                     (9,585,370)    (66,575,654)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                            12,301,019     (49,326,547)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
From net investment income                                                          (49,768,210)    (86,389,968)
---------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                                        --     (17,357,444)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions
from reinvestment of dividends                                                               --       5,865,852
---------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                        (37,467,191)   (147,208,107)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               1,073,979,503   1,221,187,610
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess
of net investment income of $12,711,831 and
$6,283,550, respectively)                                                        $1,036,512,312  $1,073,979,503
---------------------------------------------------------------------------------------------------------------

Number of fund shares
---------------------------------------------------------------------------------------------------------------
Shares outstanding at beginning of period                                           140,989,259     140,248,960
---------------------------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment
of distributions                                                                             --         740,299
---------------------------------------------------------------------------------------------------------------
Shares outstanding at end of period                                                 140,989,259     140,989,259
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       January 31
operating performance           (Unaudited)                                     Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    2000             1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $7.62            $8.71            $8.88            $8.53            $8.46            $8.29
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .31              .64              .74              .65              .64              .68
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.23)            (.99)            (.18)             .38              .09              .17
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .08             (.35)             .56             1.03              .73              .85
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.35)            (.62)            (.66)            (.65)            (.65)            (.58)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --               --             (.03)            (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain                --             (.12)            (.07)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                --               --               --               --               --             (.10)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.35)            (.74)            (.73)            (.68)            (.66)            (.68)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $7.35            $7.62            $8.71            $8.88            $8.53            $8.46
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
market value (%)(a)               (11.86)*          (7.24)            8.06            26.24             7.94             6.86
------------------------------------------------------------------------------------------------------------------------------------
Market value,
end of period                      $6.00            $7.19            $8.50            $8.56            $7.38            $7.44
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $1,036,512       $1,073,980       $1,221,188       $1,245,444       $1,199,854       $1,190,375
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .41*             .86              .89              .83              .85              .82
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           4.12*            8.05             8.34             7.42             7.43             8.29
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             62.58*          165.79           209.50           262.01           332.00           196.83
------------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)



Notes to financial statements
January 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Premier Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The fund's investment objective is to seek high current income consistent with the preservation of capital by allocating its investments among the U.S. government sector, high yield sector and international sector of the fixed income securities market.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment-in-kind bonds are accreted according to the yield-to-maturity basis.

Any premium resulting from the purchase of stepped-coupon securities is amortized on a yield-to-maturity basis.

Securities purchased or sold on a forward commitment basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

J) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

K) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average weekly net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million and 0.55% of any amount over $1.5 billion.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended January 31, 2000, fund expenses were reduced by $28,027 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,589 has been allocated to the fund and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchase and sales of securities

During the six months ended January 31, 2000, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $395,609,957 and $422,635,976, respectively. Purchases and sales of U.S. government obligations aggregated $228,825,583 and $253,703,214, respectively.

Note 4
Share Repurchase Program

The Trustees authorized the fund to repurchase up to 7,000,000 of its shares in the open market. Repurchases will only be made when the fund's shares are trading at less than net asset value and at such times and amounts as is believed to be in the best interest of the fund's shareholders. Any repurchases of shares will have the effect of increasing the net asset value per share of remaining shares outstanding. For the six months ended January 31, 2000, the fund did not repurchase any shares. As of January 31, 2000, 511,000 shares have been repurchased since the inception of the program.


Trustees approve investment policy changes for Putnam Premier Income Trust

At their February 4, 2000, meeting, the Trustees of the Putnam Funds approved changes in the investment policies of Putnam Premier Income Trust and four other funds that also invest in the U.S. government/investment-grade, high-yield, and international fixed-income sectors of the securities markets.

The changes, proposed by Putnam Management, were made to standardize the ways the three investment sectors are defined and to provide greater clarity and consistency among the funds as to minimum and maximum investments in each sector, and to establish consistent limits on lower-rated securities that may be purchased by both the high-yield and international sectors.

The changes will provide portfolio managers somewhat greater flexibility, enhancing their ability to compete in the multi-sector universe, which has evolved over recent years. However, Putnam Management does not expect that the proposed changes will significantly change the way the funds are managed.

Sector definitions clarified and standardized. To eliminate ambiguity and inconsistency across funds, the following sector definitions were adopted for each of the five funds:

* The U.S. investment-grade sector includes any security issued by an entity domiciled or with its principal operations in the United States and at least investment-grade in quality.

* The high-yield sector includes any security issued by an entity domiciled or with its principal operations in the United States and is below investment-grade in quality.

* The international sector includes any security issued by an entity domiciled or with its principal operations outside the United States.

The revised investment policies also delete an expectation that the international sector will primarily be invested in securities of industrialized Western Europe (including the Scandinavian countries), Canada, Japan, Australia, and New Zealand. This change will increase the funds' flexibility to invest in nonindustrialized countries, including emerging markets.

Uniform limit established on lower-rated securities. The new uniform policy for all five funds limits securities below investment grade quality to 70% of fund assets, provided that no more than 5% of assets be invested in securities below CCC in quality. Putnam Premier Income Trust and two other Putnam closed-end funds had limited securities below investment grade in quality to 65% of fund assets. The increased limit will enhance the competitiveness of the fund.

The change also eliminates a policy of the fund that prohibits it from investing more than 20% of assets in foreign securities rated below investment grade. This restriction could potentially restrict the fund's ability to take advantage of attractive foreign fixed-income markets, including high-yield corporate securities and emerging markets. Moreover, the fund will be subject to an overall 70% restriction on lower-rated securities.

Consistent minimum and maximum investment limits adopted. The required 20% minimum investment in U.S. government securities was lowered to 15%.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

David Waldman
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminv.com) any time for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
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U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit
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58983-073 3/00